Earnings / (Loss) per Share: (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings / (Loss) per Share (Table)

	Six months ended June 30,
	2019	2020
Income / (Loss) :
Net income / (loss)	$(45,515)	$(41,365)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	92,457,415	95,797,142
Basic earnings / (loss) per share	$(0.49)	$(0.43)

Effect of dilutive securities:
Dillutive effect of non vested shares	—	—
Weighted average common shares outstanding, diluted	92,457,415	95,797,142

Diluted earnings / (loss) per share	$(0.49)	$(0.43)